Organization and Operations (Details) - item				12 Months Ended	104 Months Ended
	Dec. 31, 2022	Oct. 26, 2021	May 12, 2014	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Organization and Operations
Number of LNG carriers acquired on IPO			3
Percentage of ownership in each entity acquired					100.00%
Number of entities acquired					15
Number of vessels owned	12			12	12
Number of vessels under lease-back	2			2	2
GAS-three Ltd.
Organization and Operations
Lease-back bareboat charter period in years		5 years
Ownership interest in subsidiary (in percent)	100.00%
GasLog Ltd.
Organization and Operations
General partner interest in GasLog Partners	2.00%			2.00%	2.00%	2.00%
GasLog Ltd. | GasLog Partners LP
Organization and Operations
Ownership interest in subsidiary (in percent)				33.20%
General partner interest in GasLog Partners	2.00%			2.00%	2.00%
GasLog Ltd. | General partner
Organization and Operations
Ownership interest in subsidiary (in percent)				100.00%